MONEY MARKET OBLIGATIONS TRUST

MUNICIPAL OBLIGATIONS FUND
Institutional Capital Shares

SUPPLEMENT TO THE PROSPECTUS DATED SEPTEMBER 30, 2007

Please delete the section entitled "TEMPORARY DEFENSIVE INVESTMENTS" and replace with the following:


     TEMPORARY INVESTMENTS


     The Municipal Fund may temporarily depart from its principal investment strategies by investing its assets in taxable securities or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic, or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such temporary investments could affect the Fund's investment returns. If the Fund invests in taxable securities, it may receive and distribute taxable income to investors and to that extent to fail to meet its investment objectives.



Under the section entitled "Account and Share Information", please delete the sub-section entitled "DIVIDENDS AND CAPITAL GAINS" and replace with the following:




     DIVIDENDS AND CAPITAL GAINS


     The Funds declare any dividends daily and pays them monthly to shareholders.


     Dividends for the Government Fund, the Prime Management Fund, the Prime Value Fund, and the Treasury Fund are based on estimates of income, expenses and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. You may obtain an estimate of a Fund's daily dividend factor by calling the Funds at 1-800-341-7400 or on Federated's website at FEDERATEDINVESTORS.COM.


     The Funds do not expect to realize any capital gains or losses. However, certain securities in which the Municipal Fund invests, such as synthetic variable rate demand instruments, have certain features, such as call features, that make it possible that the Municipal Fund will realize capital gains.


     If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds pay any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.


     If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks. See "Tax Information" below for information on the tax consequences of the Municipal Fund realizing a capital gain.

                                                     March 24, 2008



Federated Securities Corp., Distributor

Cusip 60934N633

38192 (3/08)



                                 - 1 -

MONEY MARKET OBLIGATIONS TRUST

MUNICIPAL OBLIGATIONS FUND
TAX-FREE OBLIGATIONS FUND


Institutional Shares

SUPPLEMENT TO THE PROSPECTUS DATED SEPTEMBER 30, 2007



Please delete the section entitled "TEMPORARY DEFENSIVE INVESTMENTS" and replace with the following:


     TEMPORARY INVESTMENTS


     The Municipal Fund and the Tax-Free Fund may temporarily depart from their principal investment strategies by investing their assets in taxable securities or holding cash. They may do this in response to unusual circumstances, such as: adverse market, economic, or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such temporary investments could affect either Fund's investment returns. If either Fund invests in taxable securities, it may receive and distribute taxable income to investors and to that extent to fail to meet its investment objectives.




Under the section entitled "Account and Share Information", please delete the sub-section entitled "DIVIDENDS AND CAPITAL GAINS" and replace with the following:




     DIVIDENDS AND CAPITAL GAINS


     The Funds declare any dividends daily and pays them monthly to shareholders.


     With respect to the Government Fund, the Prime Fund, the Prime Management Fund, the Prime Value Fund and the Treasury Fund, dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. You may obtain an estimate of a Fund's daily dividend factor by calling the Funds at 1-800-341-7400 or on Federated's website at FEDERATEDINVESTORS.COM.


     The Funds do not expect to realize any capital gains or losses. However, certain securities in which the Municipal Fund and the Tax-Free Fund invest, such as synthetic variable rate demand instruments, have certain features, such as call features, that make it possible that such Funds will realize capital gains.


     If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds pay any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.


     If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks. See "Tax Information" below for information on the tax consequences of the Municipal Fund and the Tax-Free Fund realizing a capital gain.

                                                     March 24, 2008



Federated Securities Corp., Distributor

Cusip 60934N658

Cusip 60934N401



38191 (3/08)







                                 - 1 -



MONEY MARKET OBLIGATIONS TRUST

MUNICIPAL OBLIGATIONS FUND
TAX-FREE OBLIGATIONS FUND


Institutional Service Shares

SUPPLEMENT TO THE PROSPECTUS DATED SEPTEMBER 30, 2007



Please delete the section entitled "TEMPORARY DEFENSIVE INVESTMENTS" and replace with the following:


     TEMPORARY INVESTMENTS


     The Municipal Fund and the Tax-Free Fund may temporarily depart from their principal investment strategies by investing their assets in taxable securities or holding cash. They may do this in response to unusual circumstances, such as: adverse market, economic, or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such temporary investments could affect either Fund's investment returns. If either Fund invests in taxable securities, it may receive and distribute taxable income to investors and to that extent to fail to meet its investment objectives.



Under the section entitled "Account and Share Information", please delete the sub-section entitled "DIVIDENDS AND CAPITAL GAINS" and replace with the following:




     DIVIDENDS AND CAPITAL GAINS


     The Funds declare any dividends daily and pays them monthly to shareholders.


     With respect to the Government Fund, the Prime Fund, the Prime Management Fund, the Prime Value Fund, and the Treasury Fund, dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. You may obtain an estimate of a Fund's daily dividend factor by calling the Funds at 1-800-341-7400 or on Federated's website at FEDERATEDINVESTORS.COM.


     The Funds do not expect to realize any capital gains or losses. However, certain securities in which the Municipal Fund and the Tax-Free Fund invest, such as synthetic variable rate demand instruments, have certain features, such as call features, that make it possible that such Funds will realize capital gains.


     If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds pay any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.


     If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks. See "Tax Information" below for information on the tax consequences of the Municipal Fund and the Tax-Free Fund realizing a capital gain.

                                                     March 24, 2008



Federated Securities Corp., Distributor

Cusip 60934N641

Cusip 60934N880



38193 (3/08)



                                 - 1 -

MUNICIPAL OBLIGATIONS FUND

A portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES

SUPPLEMENT TO THE PROSPECTUS DATED SEPTEMBER 30, 2007



Please delete the section entitled "TEMPORARY DEFENSIVE INVESTMENTS" and replace with the following:


     TEMPORARY INVESTMENTS


     The Fund may temporarily depart from its principal investment strategies by investing its assets in taxable securities or holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic, or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate tax-exempt securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such temporary investments could affect the Fund's investment returns. If the Fund invests in taxable securities, it may receive and distribute taxable income to investors and to that extent to fail to meet its investment objectives.




Under the section entitled "Account and Share Information", please delete the sub-section entitled "DIVIDENDS AND CAPITAL GAINS" and replace with the following:


     DIVIDENDS AND CAPITAL GAINS


     The Fund declares any dividends daily and pays them monthly to shareholders.


     The Fund does not expect to realize any capital gains or losses. However, certain securities in which the Fund invests, such as synthetic variable rate demand instruments, have certain features, such as call features, that make it possible that the Fund will realize capital gains.


     If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually, and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

     If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks. See "Tax Information" below for information on the tax consequences of the Fund realizing a capital gain.

                                                     March 24, 2008



Federated Securities Corp., Distributor



Cusip 60934N658

38190 (3/08)



                                 - 1 -



MONEY MARKET OBLIGATIONS TRUST

MUNICIPAL OBLIGATIONS FUND
Institutional Capital Shares

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2007



Please delete the section entitled "TEMPORARY DEFENSIVE INVESTMENTS" and replace with the following:

     TEMPORARY INVESTMENTS

     The Municipal Fund may make temporary investments in the following taxable securities, which are described in the prospectus or this
     SAI: U.S. Treasury securities, agency securities, bank instruments, corporate debt securities, commercial paper, repurchase agreements and reverse repurchase agreements. In addition to taxable repurchase and reverse repurchase agreements, the Municipal Fund also may invest in municipal repurchase agreements and municipal reverse repurchase agreements.



                                                     March 24, 2008



Federated Securities Corp., Distributor



Cusip 60934N633

38299 (3/08)



                                 - 1 -



MONEY MARKET OBLIGATIONS TRUST

MUNICIPAL OBLIGATIONS FUND
TAX-FREE OBLIGATIONS FUND


Institutional Shares

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2007



Please delete the section entitled "TEMPORARY DEFENSIVE INVESTMENTS" and replace with the following:

     TEMPORARY INVESTMENTS

     The Municipal Fund and the Tax-Free Fund may make temporary investments in the following taxable securities, which are described in the prospectus or this SAI: U.S. Treasury securities, agency securities, bank instruments, corporate debt securities, commercial paper, repurchase agreements and reverse repurchase agreements. In addition to taxable repurchase and reverse repurchase agreements, the Municipal Fund and Tax-Free Fund also may invest in municipal repurchase agreements and municipal reverse repurchase agreements.



                                                     March 24, 2008



Federated Securities Corp., Distributor

Cusip 60934N658

Cusip 60934N401



38297 (3/08)





                                 - 1 -



MONEY MARKET OBLIGATIONS TRUST

MUNICIPAL OBLIGATIONS FUND
TAX-FREE OBLIGATIONS FUND


Institutional Service Shares

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2007



Please delete the section entitled "TEMPORARY DEFENSIVE INVESTMENTS" and replace with the following:

     TEMPORARY INVESTMENTS

     The Municipal Fund and the Tax-Free Fund may make temporary investments in the following taxable securities, which are described in the prospectus or this SAI: U.S. Treasury securities, agency securities, bank instruments, corporate debt securities, commercial paper, repurchase agreements and reverse repurchase agreements. In addition to taxable repurchase and reverse repurchase agreements, the Municipal Fund and Tax-Free Fund also may invest in municipal repurchase agreements and municipal reverse repurchase agreements.



                                                     March 24, 2008



Federated Securities Corp., Distributor

Cusip 60934N641

Cusip 60934N880

38298 (3/08)



                                 - 1 -



MUNICIPAL OBLIGATIONS FUND

A portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2007



Please delete the heading of the section entitled "TEMPORARY DEFENSIVE INVESTMENTS" and the first sentence of the section entitled "TEMPORARY DEFENSIVE INVESTMENTS" and replace with the following:

     TEMPORARY INVESTMENTS

     The Fund may make temporary investments in the following taxable securities:



                                                     March 24, 2008



Federated Securities Corp., Distributor



Cusip 60934N658

38301 (3/08)





                                 - 1 -